Finance income and charges - Contribution of the Group's Venezuelan operations (Details) £ in Millions	6 Months Ended
	Dec. 31, 2022 GBP (£) Bs. / £	Dec. 31, 2021 GBP (£) Bs. / £	Jun. 30, 2022 GBP (£)
Disclosure of geographical areas [line items]
Net sales	£ 9,420	£ 7,957
Operating profit	3,161	2,743
Net cash outflow from operating activities	1,248	1,947
Net assets	9,866	9,331	£ 9,514
Venezuela
Disclosure of geographical areas [line items]
Net sales	0	0
Operating profit	0	0
Other finance income - hyperinflation adjustment	0	1
Net cash outflow from operating activities	0	0
Net assets	20	37
Venezuela | Reported if in compliance with requirement of IFRS
Disclosure of geographical areas [line items]
Net sales	7	8
Operating profit	2	2
Other finance income - hyperinflation adjustment	0	120
Net cash outflow from operating activities	(1)	(3)
Net assets	£ 1,467	£ 3,501
Venezuelan Bolivar Soberano | Venezuela
Disclosure of geographical areas [line items]
Closing foreign exchange rate | Bs. / £	1,540	593
Venezuelan Bolivar Soberano | Venezuela | Reported if in compliance with requirement of IFRS
Disclosure of geographical areas [line items]
Closing foreign exchange rate | Bs. / £	21	6